SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
December 31, 2024	$ 12,097
December 31, 2025	37,789
Total	$ 49,886	$ 85,107	$ 135,971